Benefit Plans And Obligations For Termination Indemnity (Plans' Funded Status And Amounts Recognized In The Consolidated Financial Statements) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	$ 219,360	$ 225,668
Service cost	7,768	8,921	$ 7,762
Interest cost	8,929	8,372	7,833
Exchange rate differences	(669)	(2,847)
Actuarial (gain) losses	6,861	(15,612)
Benefits paid	(7,003)	(5,142)
Benefit obligation at end of year	235,246	219,360	225,668
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of Plans assets at beginning of year	127,455	126,489
Actual return on Plans' assets (net of expenses)	10,035	(2,225)
Employer contribution	9,753	8,333
Benefits paid	(7,003)	(5,142)
Fair value of Plans' assets at end of year	140,240	127,455	126,489
Funded status	(95,003)	(91,905)
Unrecognized net actuarial loss	71,839	72,411
Unrecognized prior service cost	206	(271)
Accrued benefit liability, current	(1,254)	(725)
Accrued benefit liability, non-current	(93,749)	(91,179)
Accumulated other comprehensive income (loss), pre-tax	72,045	72,139
Net amount recognized	(22,958)	(19,765)
Retiree Medical Plan
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	1,791	1,953
Service cost	71	102
Interest cost	60	63
Actuarial (gain) losses	233	(237)
Employee Contribution	33	27
Benefits paid	(135)	(117)
Benefit obligation at end of year	2,053	1,791	$ 1,953
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of Plans assets at beginning of year	0
Employer contribution	102	90
Employee Contribution	33	27
Benefits paid	(135)	(117)
Fair value of Plans' assets at end of year	0	0
Funded status	(2,053)	(1,791)
Unrecognized net actuarial loss	(1,110)	(1,522)
Accrued benefit liability, current	(180)	(153)
Accrued benefit liability, non-current	(1,873)	(1,638)
Accumulated other comprehensive income (loss), pre-tax	(1,110)	(1,522)
Net amount recognized	$ (3,163)	$ (3,313)